Offsets	Jan. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-293019
Initial Filing Date	Jan. 28, 2026
Fee Offset Claimed	$ 0.00
Explanation for Claimed Amount	Previously paid with Registration Statement on Form S-4 (No. 333-293019), filed by Enzon Pharmaceuticals, Inc. with the U.S. Securities and Exchange Commission on January 28, 2026, in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Enzon Pharmaceuticals, Inc.
Form or Filing Type	S-4
File Number	333-293019
Filing Date	Jan. 28, 2026
Fee Paid with Fee Offset Source	$ 0.00
Offset Note	Previously paid with Registration Statement on Form S-4 (No. 333-293019), filed by Enzon Pharmaceuticals, Inc. with the U.S. Securities and Exchange Commission on January 28, 2026, in connection with the transaction reported hereby.